As filed with the Securities and Exchange Commission on September 22, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05037

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA  91741
 (Name and address of agent for service)

(626) 914-7363
Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2016

Item 1. Schedule of Investments.

Becker Value Equity Fund
SCHEDULE OF INVESTMENTS at July 31, 2016 (Unaudited)
Shares		Value
COMMON STOCKS: 96.7%
Consumer Discretionary: 9.2%
177,715	BorgWarner, Inc.	$5,896,584
283,490	Discovery Communications, Inc. - Class C *	6,956,844
188,340	Johnson Controls, Inc.	8,648,573
118,560	Nordstrom, Inc.	5,243,909
88,645	Time Warner, Inc.	6,794,639
		33,540,549
Consumer Staples: 6.3%
92,075	Bunge Ltd.	6,062,218
83,655	Procter & Gamble Co.	7,160,031
135,570	Wal-Mart Stores, Inc.	9,892,543
		23,114,792
Energy: 10.3%
59,065	Chevron Corp.	6,052,981
76,790	Exxon Mobil Corp.	6,830,470
178,230	National Oilwell Varco, Inc.	5,765,740
98,880	Noble Energy, Inc.	3,531,994
40,370	Phillips 66	3,070,542
128,530	Royal Dutch Shell PLC - ADR	6,656,569
71,240	Schlumberger Ltd.	5,736,245
		37,644,541
Financials: 22.1%
13,795	Alleghany Corp. *	7,497,582
116,250	Allstate Corp.	7,943,363
84,165	American Express Co.	5,425,276
14,780	BlackRock, Inc.	5,413,175
137,750	Blackstone Group LP	3,697,210
60,775	The Howard Hughes Corp. *	7,260,182
179,105	JPMorgan Chase & Co.	11,457,347
260,055	Morgan Stanley	7,471,380
84,665	The PNC Financial Services Group, Inc.	6,997,562
104,660	State Street Corp.	6,884,535
52,500	U.S. Bancorp #	2,213,925
177,885	Wells Fargo & Co.	8,533,143
		80,794,680
Health Care: 16.8%
31,440	Aetna, Inc.	3,622,202
41,750	Amgen, Inc.	7,182,253
178,795	AstraZeneca PLC - ADR	6,104,061
32,025	Becton Dickinson and Co.	5,636,400
48,110	DaVita HealthCare Partners, Inc. *	3,730,449
72,335	Express Scripts Holding Co. *	5,502,523
63,250	Johnson & Johnson	7,920,798
34,605	McKesson Corp.	6,732,749
128,200	Merck & Co., Inc.	7,520,212
209,030	Pfizer, Inc.	7,711,117
		61,662,764

Industrials: 7.6%
307,330	CSX Corp.	8,706,659
63,030	Emerson Electric Co.	3,523,377
229,310	General Electric Co.	7,140,714
39,080	Raytheon Co.	5,452,832
82,830	Southwest Airlines Co.	3,065,538
		27,889,120
Information Technology: 15.8%
105,665	Amdocs Ltd.	6,166,609
75,985	Apple, Inc.	7,918,397
90,430	Avnet, Inc.	3,716,673
368,770	EMC Corp.	10,428,816
264,970	Hewlett-Packard Enterprise Co.	5,569,670
264,970	HP, Inc.	3,712,230
117,480	Microsoft Corp.	6,658,766
139,245	QUALCOMM, Inc.	8,713,952
81,440	TE Connectivity Ltd.	4,909,203
		57,794,316
Materials: 4.4%
40,050	Monsanto Co.	4,276,139
290,840	Mosaic Co.	7,852,680
87,540	Newmont Mining Corp.	3,851,760
		15,980,579
Real Estate: 1.1%
125,890	Weyerhaeuser Co. - REIT	4,119,121

Telecommunication Services: 3.1%
264,105	AT&T, Inc.	11,433,105

TOTAL COMMON STOCKS
(Cost $310,055,728)		353,973,567

SHORT-TERM INVESTMENTS: 3.4%
12,326,261	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.213% ^	12,326,261
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,326,261)		12,326,261

TOTAL INVESTMENTS IN SECURITIES: 100.1%
(Cost $322,381,989)		366,299,828
Liabilities in Excess of Other Assets: (0.1)%		(262,825)
TOTAL NET ASSETS: 100.0%		$366,037,003

ADR		American Depositary Receipt
REIT		Real Estate Investment Trust
	*	Non-income producing security.

^	Annualized seven-day yield as of July 31, 2016.
*
Affiliated security. Quasar Distributors, LLC is the principal underwriter and distributor for the shares of the Fund (the “Distributor”). The Distributor is affiliated with the Fund’s transfer agent, fund accountant and administrator, U.S. Bancorp Fund Services, LLC (“USBFS”) and the Fund’s custodian, U.S. Bank N.A.  The Fund purchased the shares shown below prior to August 14, 2012, when the Distributor became the Fund’s principal underwriter.

	Share Balance at October 31, 2015	Purchases	Sales	Share Balance July 31, 2016	Realized Gain (Loss)	Dividend Income	Value at July 31, 2016	Acquisition Cost
U.S. Bancorp	52,500	-	-	52,500	$-	$40,163	$2,213,925	$1,380,327
Total							$2,213,925	$1,380,327

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by USBFS.

The cost basis of investments for federal income tax purposes at July 31, 2016 was as follows+:

Cost of investments	$322,381,989
Gross unrealized appreciation	54,205,954
Gross unrealized depreciation	(10,288,115)
Net unrealized appreciation	$43,917,839

+Because tax adjustments are calculated annually at the end of the Becker Value Equity Fund’s (the “Fund”) fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at July 31, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2016:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$353,973,567	$-	$-	$353,973,567
Short-Term Investments	12,326,261	-	-	12,326,261
Total Investments in Securities	$366,299,828	$-	$-	$366,299,828

^ See Schedule of Investments for industry breakouts.

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.  The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

Item 2. Controls and Procedures.
(a)	The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*      /s/ Elaine E. Richards
   Elaine E. Richards, President/Principal Executive Officer

Date             September 13, 2016

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Elaine E. Richards
 Elaine E. Richards, President/Principal Executive Officer

Date             September 13, 2016

By (Signature and Title)        /s/ Aaron J. Perkovich
 Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date             September 13, 2016